Immaterial misstatement on consolidated statement of cash flows from prior years (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in consolidated statement of cash flows
CASH FLOWS FROM OPERATING ACTIVITIES	$ (7,170)	$ 28,818	$ 17,505
Adjustments made to obtain the cash flows from operating activities-	7,494	7,129	5,971
Effect of foreign exchange rate changes on foreign currency cash deposits	(264)	(320)	(166)
Adjustments For Decrease Increase In Operating Assets	218	(156,934)	(214,901)
Adjustments For Increase Decrease In Operating Liabilities	(29,596)	170,895	213,440
Income tax paid	(4,114)	(8,902)	(1,187)
Dividends received, classified as operating activities	150	94	118
Cash flows from (used in) investing activities	(4,525)	(3,092)	(2,946)
Cash flows from (used in) financing activities	(9,545)	(7,171)	(6,760)
Effect of exchange rate changes on cash and cash equivalents	264	320	166
E. NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(20,976)	18,875	7,965
F. CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	78,663	59,788	51,823
G. CASH AND CASH EQUIVALENTS AT THE END OF YEAR	$ 57,687	78,663	59,788
As originally reported
Changes in consolidated statement of cash flows
CASH FLOWS FROM OPERATING ACTIVITIES			11,938
Adjustments made to obtain the cash flows from operating activities-			404
Effect of foreign exchange rate changes on foreign currency cash deposits			(5,733)
Adjustments For Decrease Increase In Operating Assets			(214,901)
Adjustments For Increase Decrease In Operating Liabilities			213,440
Income tax paid			(1,187)
Dividends received, classified as operating activities			118
Cash flows from (used in) investing activities			(2,946)
Cash flows from (used in) financing activities			(6,760)
Effect of exchange rate changes on cash and cash equivalents			5,733
E. NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS			7,965
F. CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR		$ 59,788	51,823
G. CASH AND CASH EQUIVALENTS AT THE END OF YEAR			59,788
Adjustments
Changes in consolidated statement of cash flows
CASH FLOWS FROM OPERATING ACTIVITIES			5,567
Adjustments made to obtain the cash flows from operating activities-			5,567
Effect of foreign exchange rate changes on foreign currency cash deposits			5,567
Effect of exchange rate changes on cash and cash equivalents			$ (5,567)